Related-Party Transactions - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 18, 2022	Dec. 31, 2022	Dec. 31, 2021
Firm
Related Party Transaction [Line Items]
Fees paid		$ 31	$ 456
Amount due		0	0
Employee
Related Party Transaction [Line Items]
Amount due		0	0
Compensation paid		100	201
Revenue recognized		458	744
Due from customer		0	57
Spouse of Founder, Chairman, and Beneficial Owner
Related Party Transaction [Line Items]
Compensation paid		158	285
Due to employees		0	0
Vendor
Related Party Transaction [Line Items]
Amount due		151	0
Inventory purchases		$ 1,304	$ 888
Founder Advisor | Founder Advisory Agreement
Related Party Transaction [Line Items]
Agreement term	4 years
Annual fees per year	$ 300
Lani D. | New Independent Contractor Agreement
Related Party Transaction [Line Items]
Agreement term	4 years
Annual fees per year	$ 250